Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2021		Mar. 31, 2021
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	¥ 32,901		¥ 22,696
Derivative liabilities, Fair value	54,812		71,034
Interest rate swap agreements | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	501,932		531,971
Interest rate swap agreements | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	3,252		1,867
Interest rate swap agreements | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	16,652		23,751
Interest rate swap agreements | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	3,432		6,409
Interest rate swap agreements | Nondesignated | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	0		0
Interest rate swap agreements | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	21		67
Futures, foreign exchange contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	885,441		657,411
Futures, foreign exchange contracts | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	1,603		437
Futures, foreign exchange contracts | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	15,426		18,941
Futures, foreign exchange contracts | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	652,836	[1]	320,908	[2]
Futures, foreign exchange contracts | Nondesignated | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	8,401	[1]	742	[2]
Futures, foreign exchange contracts | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	4,895	[1]	6,798	[2]
Foreign currency swap agreements | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	78,713		76,023
Foreign currency swap agreements | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	567		146
Foreign currency swap agreements | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	2,497		4,459
Foreign currency long- term-debt | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	650,539		582,174
Foreign currency long- term-debt | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	0		0
Foreign currency long- term-debt | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	0		0
Options held/written and other | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	872		840
Options held/written and other | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	38		26
Options held/written and other | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	0		0
Options held/written and other | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	891,569		746,058
Options held/written and other | Nondesignated | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	19,040		19,478
Options held/written and other | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	¥ 15,321		17,009
Credit derivatives held/written | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount			171
Credit derivatives held/written | Nondesignated | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value			0
Credit derivatives held/written | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value			¥ 9

[1]	The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥16,437 million and foreign exchange contracts of ¥4,966 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at December 31, 2021, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥15 million and ¥7 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥325 million and ¥53 million at December 31, 2021, respectively.
[2]	The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥19,127 million and foreign exchange contracts of ¥7,245 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2021, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥41 million and ¥24 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥438 million and ¥302 million at March 31, 2021, respectively.